Income Tax Expense	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income Abstract [Abstract]
Disclosure Of Income Tax Explanatory

33. Income Tax Expense

Income tax expense for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Tax payable
Current tax expense	￦	342,066	￦	607,175	￦	700,597
Adjustments recognized in the period for current tax of prior years		(17,939)		27,217		(39,445)

Sub-total		324,127		634,392		661,152

Changes in deferred income tax assets (liabilities)[1]		93,221		(201,012)		212,195

Income tax recognized directly in equity
Exchange difference in foreign operation		—		(11,338)		25,674
Remeasurements of net defined benefit liabilities		7,363		(4,093)		(7,240)
Change in value of available-for-sale financial assets		5,177		20,754		(84,781)
Change in value of held-to-maturity financial assets		349		(1,186)		(3,789)
Share of other comprehensive loss of associates		(816)		116		20,975
Cash flow hedges		(486)		(1,423)		(4,368)
Hedges of a net investment in a foreign operation		8,134		2,265		(8,186)
Other comprehensive income for assets held for sale		—		—		(21,498)
Other comprehensive income for separate accounts		—		—		4,829

Sub-total		19,721		5,095		(78,384)

Others		320		—		—

Tax expense	￦	437,389	￦	438,475	￦	794,963

[1]	The corporate tax rate was changed due to the amendment of corporate tax law in 2017. Accordingly, the expected rate has been applied for the deferred tax assets and liabilities that are expected to be utilized in periods after 2018. Amended income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22%, for ￦20 billion to ￦300 billion is 24.2% and for over ￦300 billion is 27.5%.

An analysis of the net profit before income tax and income tax expense for the years ended December 31, 2015, 2016 and 2017, follows:

	2015			2016			2017
	Tax rate	Amount		Tax rate	Amount		Tax rate	Amount
	(%)	(In millions of Korean won)		(%)	(In millions of Korean won)		(%)	(In millions of Korean won)
Net profit before income tax		￦	2,164,695		￦	2,628,655		￦	4,138,424

Tax at the applicable tax rate[1]	24.18		523,394	24.18		635,673	24.19		1,001,037
Non-taxable income	(3.92)		(84,835)	(7.15)		(188,062)	(5.02)		(207,777)
Non-deductible expense	0.75		16,186	0.64		16,711	0.26		10,706
Tax credit and tax exemption	(0.02)		(427)	(0.04)		(1,079)	(0.04)		(1,658)
Temporary difference for which no deferred tax is recognized	0.27		5,772	0.10		2,749	(0.16)		(6,484)
Deferred tax relating to changes in recognition and measurement	(0.01)		(251)	(0.03)		(828)	(0.12)		(4,894)
Income tax refund for tax of prior years	(0.92)		(19,894)	(0.48)		(12,612)	(0.12)		(4,854)
Income tax expense of overseas branch	0.18		3,827	0.13		3,447	0.04		1,549
Effects from change in tax rate	(0.03)		(671)	(0.03)		(739)	0.42		17,367
Others	(0.26)		(5,712)	(0.64)		(16,785)	(0.24)		(10,029)

Average effective tax rate and tax expense	20.22	￦	437,389	16.68	￦	438,475	19.21	￦	794,963

[1]	Applicable income tax rate for ￦200 million and below is 11%, for ￦200 million to ￦20 billion is 22% and for over ￦20 billion is 24.2% as of December 31, 2015, 2016 and 2017.

Details of current tax assets (income tax refund receivables) and current tax liabilities (income tax payables), as of December 31, 2016 and 2017, are as follows:

	2016
	Tax payables (receivables) before offsetting		Offsetting		Tax payables (receivables) after offsetting
	(In millions of Korean won)
Income tax refund receivables[1]	￦	(226,560)	￦	226,560	￦	—
Income tax payables		668,372		(226,560)		441,812

	2017
	Tax payables (receivables) before offsetting		Offsetting		Tax payables (receivables) after offsetting
	(In millions of Korean won)
Income tax refund receivables[1]	￦	215,702	￦	(215,702)	￦	—
Income tax payables		218,168		215,702		433,870

[1]	Excludes current tax assets of ￦6,324 million (2016: ￦65,738 million) by uncertain tax position and others, which do not qualify for offsetting.